LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2019
LAND USE RIGHT, NET
LAND USE RIGHT, NET

11. LAND USE RIGHTS, NET

Gross carrying amount, accumulated amortization and net book value of land use rights are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Land use rights	85,160,348	85,160,348	12,232,519
Less: accumulated amortization	(22,570,692)	(24,011,374)	(3,449,018)
Less: land use right, net, held-for-sale	—	(61,148,974)	(8,783,501)

Net book value	62,589,656	—	—

Amortization charge for the years ended December 31, 2017, 2018 and 2019 amounting to RMB1.9 million, RMB1.9 million and RMB1.4 million (US$0.2 million), respectively. The land use rights  were mortgaged for the convertible notes and entrusted bank loan in 2015 (see Note 19 and Note 16). Land use rights classified as held-for-sale represented land use rights held by The9 Computer, C9I Shanghai and Shanghai Kaie in relation to the office buildings located at Zhangjiang, Shanghai which are in the process of disposal as of December 31, 2019 (see Note 7).